Real Estate And Accumulated Depreciation	12 Months Ended
Dec. 31, 2011
Real Estate And Accumulated Depreciation [Abstract]
Real Estate And Accumulated Depreciation

SCHEDULE III—REAL ESTATE AND ACCUMULATED DEPRECIATION

				Initial Cost to Company			Costs Capitalized Subsequent to Acquisition		Gross Amount Carried at 12/31/2011
Property		Number of Buildings	Encum- brances (4)	Land	Building & Improvements (1)	Total Costs			Land	Building & Improvements (1)	Total Costs (3)(5)	Accumulated Depreciation (5)	Acquisition Date	Year Built
Newpoint I		1	$—	$2,143	$12,908	$15,051	$(446	)(2)	$2,088	$12,517	$14,605	$(3,264)	03/31/04	1997
Eagles Landing		1	—	2,595	13,475	16,070	(999	)(2)	2,595	12,476	15,071	(3,695)	06/08/04	2003
Southcreek		4	—	7,843	45,385	53,228	6,929		8,342	51,815	60,157	(13,961)	6/8/2004- 2/13/2009	1999-2006
Breckinridge Industrial		2	—	1,950	10,159	12,109	(902	)(2)	1,950	9,257	11,207	(2,016)	10/01/04	2000
Westgate Industrial		1	—	2,140	4,801	6,941	1,434		2,140	6,235	8,375	(1,185)	10/01/04	1988
Westpark Industrial		2	—	2,176	6,719	8,895	1,117		2,176	7,836	10,012	(2,773)	10/01/04	1981
Cobb Industrial		2	—	1,120	5,249	6,369	391		1,120	5,640	6,760	(1,868)	10/01/04	1996
Cabot Parkway Industrial		1	—	1,102	6,617	7,719	417		1,103	7,033	8,136	(2,449)	10/01/04	2000
Atlanta NE Portolio		1	—	1,197	9,647	10,844	291		1,197	9,938	11,135	(2,497)	11/05/04	1987
Northmont Parkway		1	—	1,029	2,103	3,132	(296	)(2)	1,029	1,807	2,836	(713)	12/03/04	2003
Fulton Industrial Boulevard		3	—	1,850	13,480	15,330	1,297		1,850	14,777	16,627	(4,492)	07/21/05	1973-1996
Penney Road		1	—	401	4,145	4,546	167		401	4,312	4,713	(933)	07/21/05	2001
Southfield Parkway		1	1,709	523	3,808	4,331	(117	)(2)	523	3,691	4,214	(834)	07/21/05	1994
Livingston Court		2	2,249	919	6,878	7,797	(169	)(2)	919	6,709	7,628	(2,017)	07/21/05	1985
Peterson Place		4	2,737	596	6,900	7,496	122		596	7,022	7,618	(2,083)	07/21/05	1984
Oakbrook Parkway		5	7,528	1,823	17,185	19,008	1,724		1,823	18,909	20,732	(5,533)	07/21/05	1982
Regency Parkway		7	6,883	1,521	16,084	17,605	1,795		1,521	17,879	19,400	(5,199)	07/21/05	1984-1989
Jimmy Carter Boulevard		2	2,206	488	5,159	5,647	904		488	6,063	6,551	(1,974)	07/21/05	1984
McGinnis Ferry		1	—	700	6,855	7,555	1,534		691	8,398	9,089	(1,153)	07/21/05	1993
South Royal Atlanta Drive		1	—	174	1,896	2,070	189		174	2,085	2,259	(487)	07/21/05	1986
Buford Development		1	—	1,370	7,151	8,521	1,848		1,370	8,999	10,369	(1,455)	03/31/06	2006
Northmont Parkway		4	—	3,528	20,622	24,150	1,641		3,528	22,263	25,791	(4,600)	06/09/06	1998-2000
Evergreen Boulevard		2	—	3,123	14,265	17,388	(449	)(2)	3,123	13,816	16,939	(2,689)	06/09/06	1999
Greenwood Parkway		1	—	1,326	3,977	5,303	2,095		1,461	5,937	7,398	(878)	03/14/07	1995
Pleasantdale		1	—	790	1,503	2,293	146		819	1,620	2,439	(66)	07/11/11	1995

TOTAL ATLANTA MARKET		52	23,312	42,427	246,971	289,398	20,663		43,027	267,034	310,061	(68,814)
Delta Portfolio		7	24,480	8,762	36,806	45,568	792		8,699	37,661	46,360	(8,140)	04/12/05	1986-1993
Charwood Road		1	4,790	1,960	10,261	12,221	447		1,960	10,708	12,668	(2,394)	07/21/05	1986
Greenwood Place		2	4,852	2,566	12,918	15,484	640		2,566	13,558	16,124	(2,911)	7/21/2005- 6/9/2006	1978-1984
Guilford Road	(6)	1	—	1,879	6,650	8,529	1,331		1,879	7,981	9,860	(2,016)	06/09/06	1989
Bollman Place		1	—	1,654	6,202	7,856	265		1,654	6,467	8,121	(1,164)	06/09/06	1986
Dulles		4	—	8,431	21,517	29,948	1,890		8,431	23,407	31,838	(2,956)	08/04/06	2007
Beckley		1	—	3,002	10,700	13,702	143		3,002	10,843	13,845	(1,195)	09/10/10	1992

TOTAL BALTIMORE/WASHINGTON MARKET		17	34,122	28,254	105,054	133,308	5,508		28,191	110,625	138,816	(20,776)

				Initial Cost to Company			Costs Capitalized Subsequent to Acquisition		Gross Amount Carried at 12/31/2011
Property		Number of Buildings	Encum- brances (4)	Land	Building & Improvements (1)	Total Costs			Land	Building & Improvements (1)	Total Costs (3)(5)	Accumulated Depreciation (5)	Acquisition Date	Year Built
Route 22		1	7,058	5,183	20,100	25,283	(79	)(2)	5,183	20,021	25,204	(6,815)	07/20/05	2003
High Street Portfolio	(6)	3	—	4,853	10,334	15,187	434		4,853	10,768	15,621	(2,706)	10/26/05	1975-1988
Independence Avenue		1	—	3,133	17,542	20,675	(224	)(2)	3,133	17,318	20,451	(2,837)	12/26/06	1999
Bobali Drive	(6)	3	—	4,107	9,288	13,395	484		4,107	9,772	13,879	(1,721)	02/09/07	1998-1999

TOTAL CENTRAL PENNSYLVANIA MARKET		8	7,058	17,276	57,264	74,540	615		17,276	57,879	75,155	(14,079)
Wyoming Avenue		1	—	622	3,655	4,277	(169	)(2)	622	3,486	4,108	(918)	11/02/05	1997

TOTAL CHARLOTTE MARKET		1	—	622	3,655	4,277	(169	)(2)	622	3,486	4,108	(918)
Mallard Lake		1	—	2,561	8,809	11,370	14		2,561	8,823	11,384	(2,958)	10/29/03	2000
Gary Ave		1	—	3,191	18,506	21,697	2,196		3,191	20,702	23,893	(3,830)	01/05/05	2001
Blackhawk Portfolio		5	—	6,671	40,877	47,548	1,284		6,667	42,165	48,832	(12,168)	06/13/05	1974-1987
East Fabyan Parkway		1	4,204	1,790	10,929	12,719	742		1,790	11,671	13,461	(3,811)	07/21/05	1975
Frontenac Road		1	—	1,647	5,849	7,496	267		1,647	6,116	7,763	(1,751)	07/21/05	1995
Stern Avenue		1	—	505	4,947	5,452	(1,867	)(2)	505	3,080	3,585	(889)	07/21/05	1979
South Wolf Road		1	8,495	4,836	18,794	23,630	3,499		4,836	22,293	27,129	(7,136)	07/21/05	1982
Laramie Avenue	(6)	1	3,684	1,442	7,985	9,427	688		1,412	8,703	10,115	(2,545)	07/21/05	1972
West 123rd Place		1	704	644	5,935	6,579	1,355		644	7,290	7,934	(2,072)	07/21/05	1975
Veterans Parkway		1	—	2,108	—	2,108	7,599		2,108	7,599	9,707	(2,247)	10/20/05	2005
Lunt Avenue		1	—	1,620	1,988	3,608	240		1,620	2,228	3,848	(631)	03/17/06	2005
Mitchell Court		1	—	5,036	8,578	13,614	506		5,036	9,084	14,120	(2,307)	05/01/07	1985
Mission Street		1	—	1,765	2,377	4,142	180		1,765	2,557	4,322	(1,021)	09/08/08	1991
Wolf Road		1	—	1,908	2,392	4,300	70		1,930	2,440	4,370	(205)	11/22/10	1971
Arthur Avenue		1	—	3,231	1,469	4,700	—		3,219	1,481	4,700	—	12/30/11	1959

TOTAL CHICAGO MARKET		19	17,087	38,955	139,435	178,390	16,773		38,931	156,232	195,163	(43,571)
Park West		6	—	10,441	63,682	74,123	(2,637	)(2)	10,319	61,167	71,486	(17,912)	12/15/2003- 6/8/2004	1997-2003
Northwest Business Center		1	—	299	4,486	4,785	272		299	4,758	5,057	(3,183)	05/03/04	1995
New Buffington Road		2	5,275	1,618	8,500	10,118	3,817		1,618	12,317	13,935	(3,732)	07/21/05	1981
Olympic Boulevard		3	5,877	2,096	11,788	13,884	1,834		2,096	13,622	15,718	(4,050)	07/21/05	1989
Mineola Pike		1	2,201	625	4,642	5,267	91		625	4,733	5,358	(1,228)	07/21/05	1983
Industrial Road		2	1,660	629	3,344	3,973	1,195		628	4,540	5,168	(1,211)	07/21/05	1987
Dolwick Drive		1	2,186	579	4,670	5,249	374		579	5,044	5,623	(1,475)	07/21/05	1979
Best Place		1	—	1,131	5,516	6,647	2,104		1,131	7,620	8,751	(2,215)	07/21/05	1996
Distribution Circle		1	—	688	6,838	7,526	1,109		688	7,947	8,635	(1,987)	07/21/05	1981
Creek Road		1	—	377	4,925	5,302	39		377	4,964	5,341	(1,493)	06/09/06	1983
Power Line Drive		1	—	70	261	331	(10	)(2)	70	251	321	(43)	06/09/06	1984
Foundation Drive		4	—	706	3,471	4,177	104		706	3,575	4,281	(826)	06/09/06	1984-1987
Jamilke Drive		6	—	1,206	8,887	10,093	466		1,206	9,353	10,559	(2,176)	06/09/06	1984-1987
Port Union	(6)	2	—	7,649	22,780	30,429	2,209		7,649	24,989	32,638	(1,257)	11/09/07	2007

TOTAL CINCINNATI MARKET		32	17,199	28,114	153,790	181,904	10,967		27,991	164,880	192,871	(42,788)

				Initial Cost to Company			Costs Capitalized Subsequent to Acquisition		Gross Amount Carried at 12/31/2011
Property		Number of Buildings	Encum- brances (4)	Land	Building & Improvements (1)	Total Costs			Land	Building & Improvements (1)	Total Costs (3)(5)	Accumulated Depreciation (5)	Acquisition Date	Year Built
Commodity Boulevard		2	—	3,891	36,799	40,690	(594	)(2)	3,891	36,205	40,096	(8,323)	07/21/05	2000- 2005
Industrial Drive		1	2,932	683	7,136	7,819	(305	)(2)	683	6,831	7,514	(1,489)	07/21/05	1995
Zane Trace Drive		1	—	288	3,091	3,379	130		288	3,221	3,509	(1,036)	03/14/06	1980
Rickenbacker		2	9,577	3,532	34,172	37,704	(787	)(2)	3,532	33,385	36,917	(6,408)	4/13/2006- 5/19/2006	1998- 2000
Creekside		4	—	5,210	52,437	57,647	1,120		5,210	53,557	58,767	(12,996)	05/19/06	1999- 2002
SouthPark		3	—	1,628	13,504	15,132	574		1,628	14,078	15,706	(3,190)	05/19/06	1990- 1999
Lasalle Drive		1	7,415	1,839	12,391	14,230	535		2,304	12,461	14,765	(2,715)	08/08/07	2004

TOTAL COLUMBUS MARKET		14	19,924	17,071	159,530	176,601	673		17,536	159,738	177,274	(36,157)
Freeport Parkway		1	—	981	10,392	11,373	(362	)(2)	981	10,030	11,011	(3,664)	12/15/03	1999
Pinnacle	(6)	1	—	521	9,683	10,204	376		521	10,059	10,580	(3,241)	12/15/03	2001
Market Industrial		5	—	1,481	15,507	16,988	(848	)(2)	1,481	14,659	16,140	(3,387)	10/01/04	1981- 1985
Shiloh Industrial		1	—	459	4,173	4,632	(211	)(2)	459	3,962	4,421	(920)	10/01/04	1984
Perimeter Industrial		2	—	261	2,901	3,162	(350	)(2)	261	2,551	2,812	(618)	10/01/04	1979
Avenue R Industrial I		1	—	189	2,231	2,420	(49	)(2)	189	2,182	2,371	(546)	10/01/04	1980
Avenue R Industrial II		1	—	271	1,139	1,410	168		271	1,307	1,578	(352)	10/01/04	1980
Westfork Center Industrial		3	—	503	5,977	6,480	280		503	6,257	6,760	(1,433)	10/01/04	1980
Grand River Rd		1	—	1,380	14,504	15,884	(1,713	)(2)	1,380	12,791	14,171	(3,855)	12/03/04	2004
Diplomat Drive		1	—	532	3,136	3,668	1,951		532	5,087	5,619	(1,459)	05/26/05	1986
North 28th Street		1	—	—	6,145	6,145	(73	)(2)	—	6,072	6,072	(2,469)	07/21/05	2000
Esters Boulevard		5	—	2,428	50,618	53,046	540		2,870	50,716	53,586	(14,656)	07/21/05	1984- 1999
Royal Lane		1	—	—	3,200	3,200	251		—	3,451	3,451	(1,035)	07/21/05	1986
West Story Drive		1	—	777	4,646	5,423	418		777	5,064	5,841	(1,628)	07/21/05	1997
Meridian Drive		1	—	410	4,135	4,545	1,365		410	5,500	5,910	(2,256)	07/21/05	1975
Gateway Drive		1	—	463	2,152	2,615	601		463	2,753	3,216	(733)	07/21/05	1988
Valwood Parkway		3	2,706	2,271	15,351	17,622	1,324		2,271	16,675	18,946	(5,562)	07/21/05	1984- 1996
108th Street		1	—	83	899	982	(61	)(2)	83	838	921	(263)	07/21/05	1972
Sanden Drive		1	—	207	2,258	2,465	219		207	2,477	2,684	(486)	07/21/05	1994
North Great Southwest Parkway		2	2,385	1,384	3,727	5,111	1,555		1,904	4,762	6,666	(1,073)	07/21/05	1963- 1964
Webb Chapel Road		1	303	110	732	842	(457	)(2)	110	275	385	(107)	07/21/05	1978
Belt Line Road		6	3,210	1,167	7,811	8,978	1,023		1,167	8,834	10,001	(2,982)	07/21/05	1978
Springlake Road		2	1,832	534	4,457	4,991	768		534	5,225	5,759	(1,731)	07/21/05	1984
Hurd Drive	(6)	1	1,256	420	2,332	2,752	207		420	2,539	2,959	(521)	07/21/05	1982
Champion Drive		1	1,442	672	2,598	3,270	880		672	3,478	4,150	(716)	07/21/05	1984
GSW Gateway Three		1	—	1,669	11,622	13,291	1		1,669	11,623	13,292	(3,531)	01/13/06	2001

TOTAL DALLAS MARKET		46	13,134	19,173	192,326	211,499	7,803		20,135	199,167	219,302	(59,224)
Interpark 70		1	4,633	1,383	7,566	8,949	(770	)(2)	1,383	6,796	8,179	(1,869)	09/30/04	1998
Peccos Street		1	—	1,860	4,821	6,681	35		1,860	4,856	6,716	(168)	08/08/11	2003

TOTAL DENVER MARKET		2	4,633	3,243	12,387	15,630	(735	)(2)	3,243	11,652	14,895	(2,037)

			Initial Cost to Company			Costs Capitalized Subsequent to Acquisition		Gross Amount Carried at 12/31/2011
Property	Number of Buildings	Encum- brances (4)	Land	Building & Improvements (1)	Total Costs			Land	Building & Improvements (1)	Total Costs (3)(5)	Accumulated Depreciation (5)	Acquisition Date	Year Built
West by Northwest	1	—	1,033	7,564	8,597	1		1,033	7,565	8,598	(2,078)	10/30/03	1997
Bondesen Business. Park	7	—	1,007	23,370	24,377	1,495		1,007	24,865	25,872	(8,999)	06/03/04	2001-2002
Beltway 8 Business Park	7	—	1,679	25,565	27,244	100		1,679	25,665	27,344	(8,961)	6/3/2004- 7/1/2005	2001-2003
Corporate Industrial	2	—	613	3,989	4,602	451		613	4,440	5,053	(994)	10/01/04	1981
Reed Industrial	1	—	568	6,331	6,899	1,157		568	7,488	8,056	(3,597)	10/01/04	1973
Julie Rivers Industrial	2	—	272	3,123	3,395	681		272	3,804	4,076	(1,573)	10/01/04	1982
Wynwood Industrial	1	—	180	1,634	1,814	(66	)(2)	180	1,568	1,748	(361)	10/01/04	1980
Wynpark Industrial	1	—	154	1,404	1,558	90		154	1,494	1,648	(459)	10/01/04	1966
Siber Industrial	1	—	742	4,644	5,386	(490	)(2)	742	4,154	4,896	(1,620)	10/01/04	1966
Greenbriar Industrial	1	—	1,200	7,998	9,198	3,167		1,200	11,165	12,365	(4,753)	10/01/04	1981
Greens Crossing	3	6,329	1,225	10,202	11,427	133		1,225	10,335	11,560	(2,841)	07/01/05	1998-2000
Willowbrook	4	7,570	1,274	12,842	14,116	1,255		1,274	14,097	15,371	(3,918)	07/01/05	1998-2000
Gateway at Central Green	2	—	1,079	9,929	11,008	427		1,079	10,356	11,435	(2,640)	09/20/05	2001
Fairbanks Center	1	—	707	5,205	5,912	205		707	5,410	6,117	(1,287)	03/27/06	1999
Bondesen North	4	—	3,345	11,030	14,375	114		3,345	11,144	14,489	(2,724)	06/08/07	2006
Northwest Place	1	—	1,821	11,406	13,227	701		1,821	12,107	13,928	(2,040)	06/14/07	1997
Warehouse Center Drive	1	—	1,296	6,782	8,078	12		1,296	6,794	8,090	(1,453)	12/03/07	2006
Air Center Drive	1	—	763	1,876	2,639	42		711	1,970	2,681	(278)	11/09/10	1997
Beltway Antoine Portfolio	7	—	7,058	31,875	38,933	322		7,058	32,197	39,255	(1,327)	08/11/11	2007-2008
Greens Parkway	1	—	704	4,093	4,797	89		704	4,182	4,886	(20)	12/07/11	2007

TOTAL HOUSTON MARKET	49	13,899	26,720	190,862	217,582	9,886		26,668	200,800	227,468	(51,923)
Plainfield	2	—	3,095	31,369	34,464	(40	)(2)	3,095	31,329	34,424	(8,077)	12/22/2003- 4/13/2006	1997-2000
Guion Road	1	—	2,200	11,239	13,439	(224	)(2)	2,200	11,015	13,215	(2,852)	12/15/05	1995
Franklin Road	3	—	2,292	11,949	14,241	4,229		2,292	16,178	18,470	(4,875)	02/27/06	1973
Perry Road	1	—	1,106	7,268	8,374	353		1,106	7,621	8,727	(1,657)	10/10/07	1995

TOTAL INDIANAPOLIS MARKET	7	—	8,693	61,825	70,518	4,318		8,693	66,143	74,836	(17,461)
Trade Pointe III	1	4,797	1,020	7,240	8,260	(713	)(2)	1,020	6,527	7,547	(1,712)	09/28/04	2001
Riverport	1	—	1,279	8,812	10,091	(969	)(2)	1,279	7,843	9,122	(2,202)	05/03/04	1996
Freeport	1	—	2,523	18,693	21,216	(547	)(2)	2,523	18,146	20,669	(3,342)	03/14/07	1999
Louisville Logistics Center	1	5,120	2,177	11,932	14,109	(14	)(2)	2,177	11,918	14,095	(2,888)	10/12/07	2002

TOTAL LOUISVILLE MARKET	4	9,917	6,999	46,677	53,676	(2,243	)(2)	6,999	44,434	51,433	(10,144)

				Initial Cost to Company			Costs Capitalized Subsequent to Acquisition		Gross Amount Carried at 12/31/2011
Property		Number of Buildings	Encum- brances (4)	Land	Building & Improvements (1)	Total Costs			Land	Building & Improvements (1)	Total Costs (3)(5)	Accumulated Depreciation (5)	Acquisition Date	Year Built
Chickasaw		2	—	1,141	13,837	14,978	(576	)(2)	1,141	13,261	14,402	(4,129)	07/22/03	2000-2002
Memphis Portfolio		7	33,133	18,088	114,739	132,827	1,638		19,757	114,708	134,465	(34,370)	2/5/2005- 5/13/2005	1997-2003
Memphis Distriplex		1	—	1,525	10,444	11,969	(868	)(2)	1,525	9,576	11,101	(2,084)	06/13/05	2000
Deltapoint		1	—	2,299	24,436	26,735	5,494		2,299	29,930	32,229	(3,670)	06/29/07	2006

TOTAL MEMPHIS MARKET		11	33,133	23,053	163,456	186,509	5,688		24,722	167,475	192,197	(44,253)
Logistik Park, San Luis Potosi		1	—	565	2,638	3,203	245		565	2,883	3,448	(438)	08/15/07	2006
Monterrey Portfolio	(6)	7	—	7,138	29,660	36,798	9,581		8,098	38,281	46,379	(4,683)	11/16/2007- 8/21/2009	2007-2009
Guadalajara Portfolio		3	—	4,683	8,366	13,049	332		4,761	8,620	13,381	(1,283)	9/28/2007- 10/18/2007	1999-2007
Tijuana Portfolio	(6)	3	—	2,746	7,977	10,723	1,002		2,746	8,979	11,725	(1,191)	12/06/07	1989-1992
Avenida de las Fuentes, Queretaro		1	—	846	4,237	5,083	1,512		846	5,749	6,595	(603)	10/06/08	2003

TOTAL MEXICO MARKET		15	—	15,978	52,878	68,856	12,672		17,016	64,512	81,528	(8,198)
Miami Service Center		1	—	1,110	3,811	4,921	580		1,110	4,391	5,501	(1,201)	04/07/05	1987
Miami Commerce Center		1	3,928	3,050	10,769	13,819	4,402		3,050	15,171	18,221	(2,566)	04/13/05	1991
Northwest 70th Avenue		2	—	10,025	16,936	26,961	4,942		10,025	21,878	31,903	(6,942)	06/09/06	1972-1976
North Andrews Avenue		1	—	6,552	6,101	12,653	651		6,552	6,752	13,304	(1,511)	06/09/06	1999
Northwest 30th Terrace		1	—	3,273	4,196	7,469	429		3,273	4,625	7,898	(224)	02/18/11	1994

TOTAL MIAMI MARKET		6	3,928	24,010	41,813	65,823	11,004		24,010	52,817	76,827	(12,444)
Eastgate		1	—	1,445	13,352	14,797	(1,671	)(2)	1,445	11,681	13,126	(2,936)	03/19/04	2002
Mid South Logistics Center		1	11,641	1,772	18,288	20,060	1,893		1,850	20,103	21,953	(5,242)	06/29/04	2001
Rockdale Distribution Center		1	—	2,940	12,188	15,128	(537	)(2)	2,940	11,651	14,591	(2,378)	12/28/05	2005
Logistics Way		1	—	621	17,763	18,384	37		621	17,800	18,421	(3,137)	09/28/09	2007

TOTAL NASHVILLE MARKET		4	11,641	6,778	61,591	68,369	(278	)(2)	6,856	61,235	68,091	(13,693)
Brunswick Avenue		1	—	3,665	16,380	20,045	1,517		3,665	17,897	21,562	(3,328)	07/21/05	1986
Cottontail Lane	(6)	1	—	1,960	9,169	11,129	(2,226	)(2)	1,960	6,943	8,903	(2,257)	07/21/05	1991
Campus Drive		1	—	1,366	4,841	6,207	1,167		1,366	6,008	7,374	(1,691)	07/21/05	1975
Hanover Ave		1	—	4,940	8,026	12,966	767		4,940	8,793	13,733	(2,488)	12/28/05	1988
Rockaway		3	—	5,881	12,521	18,402	1,543		5,881	14,064	19,945	(4,495)	12/29/05	1974
Lake Drive		1	4,981	1,699	6,898	8,597	222		1,699	7,120	8,819	(1,432)	05/25/06	1988
Market Street		2	—	2,298	7,311	9,609	(513	)(2)	2,298	6,798	9,096	(1,507)	06/06/06	1990
Kennedy Drive		1	—	3,044	6,583	9,627	138		3,044	6,721	9,765	(634)	04/14/10	2001
Railroad Avenue		1	—	6,494	10,996	17,490	448		6,494	11,444	17,938	(1,122)	01/28/11	1964

TOTAL NEW JERSEY MARKET		12	4,981	31,347	82,725	114,072	3,063		31,347	85,788	117,135	(18,954)

				Initial Cost to Company			Costs Capitalized Subsequent to Acquisition		Gross Amount Carried at 12/31/2011
Property		Number of Buildings	Encum- brances (4)	Land	Building & Improvements (1)	Total Costs			Land	Building & Improvements (1)	Total Costs (3)(5)	Accumulated Depreciation (5)	Acquisition Date	Year Built
Eden Rock Industrial		1	—	998	2,566	3,564	131		998	2,697	3,695	(857)	10/01/04	1973
Bayside Distribution Center		2	10,166	6,875	15,254	22,129	(503	)(2)	6,875	14,751	21,626	(4,321)	11/03/04	1998-2000
California Logistics Centre		1	—	5,672	20,499	26,171	314		5,672	20,813	26,485	(6,413)	04/21/06	2001
Cherry Street		3	—	12,584	24,582	37,166	1,593		12,584	26,175	38,759	(5,840)	06/09/06	1960-1990
Pike Lane		3	—	2,880	8,328	11,208	(24	)(2)	2,880	8,304	11,184	(1,733)	06/09/06	1982
South Vasco Road		1	—	2,572	14,809	17,381	(375	)(2)	2,572	14,434	17,006	(2,921)	06/09/06	1999
McLaughlin Avenue		1	—	3,424	5,507	8,931	75		3,424	5,582	9,006	(1,461)	06/09/06	1975
Park Lane		5	—	10,977	17,216	28,193	(874	)(2)	10,977	16,342	27,319	(4,619)	06/09/06	1960-1966
Valley Drive		4	—	11,238	14,244	25,482	666		11,238	14,910	26,148	(4,478)	06/09/06	1960-1971
Old Country Road		1	—	1,557	1,503	3,060	(20	)(2)	1,557	1,483	3,040	(467)	06/09/06	1969
Cypress Lane		1	—	2,211	2,196	4,407	449		2,211	2,645	4,856	(942)	06/09/06	1970
Fite Court		1	—	5,316	15,499	20,815	362		5,316	15,861	21,177	(2,675)	12/28/06	2003
Rollins Road		1	19,962	17,800	17,621	35,421	—		17,659	17,762	35,421	(227)	11/04/11	1997

TOTAL NORTHERN CALIFORNIA MARKET		25	30,128	84,104	159,824	243,928	1,794		83,963	161,759	245,722	(36,954)
Cypress Park East		2	9,192	2,627	13,055	15,682	856		2,627	13,911	16,538	(2,760)	10/22/04	2000
East Landstreet Road		3	—	2,251	11,979	14,230	136		2,251	12,115	14,366	(2,467)	06/09/06	1997-2000
Boggy Creek Road		8	—	8,098	30,984	39,082	1,045		8,098	32,029	40,127	(5,663)	06/09/06	1993-2007
ADC North Phase I		2	—	2,475	11,941	14,416	853		2,475	12,794	15,269	(944)	12/19/06	2008-2009
American Way		1	—	3,603	8,667	12,270	1		3,603	8,668	12,271	(2,041)	08/16/07	1997
Director's Row		1	—	524	2,519	3,043	33		524	2,552	3,076	(180)	03/01/11	1994
GE Portfolio		3	—	4,715	12,513	17,228	71		4,715	12,584	17,299	(329)	09/01/11	1975-1999

TOTAL ORLANDO MARKET		20	9,192	24,293	91,658	115,951	2,995		24,293	94,653	118,946	(14,384)
North Industrial		2	5,002	4,566	15,899	20,465	1,868		4,566	17,767	22,333	(5,317)	10/01/04	1995-1999
South Industrial I		2	4,173	2,876	14,120	16,996	(55	)(2)	2,829	14,112	16,941	(5,325)	10/01/04	1987-1989
South Industrial II		1	—	1,235	4,902	6,137	(806	)(2)	1,235	4,096	5,331	(1,722)	10/01/04	1990
West Southern Industrial		1	—	555	3,376	3,931	(383	)(2)	555	2,993	3,548	(649)	10/01/04	1984
West Geneva Industrial		3	—	413	2,667	3,080	341		413	3,008	3,421	(882)	10/01/04	1981
West 24th Industrial		2	—	870	4,575	5,445	750		870	5,325	6,195	(1,953)	10/01/04	1979-1980
Sky Harbor Transit Center		1	—	2,534	7,597	10,131	(342	)(2)	2,534	7,255	9,789	(2,450)	11/24/04	2002
Roosevelt Distribution Center		1	—	1,154	6,441	7,595	(19	)(2)	1,154	6,422	7,576	(1,269)	05/19/06	1988
North 45th Street		1	—	3,149	5,051	8,200	8		3,149	5,059	8,208	(188)	06/30/11	2001

TOTAL PHOENIX MARKET		14	9,175	17,352	64,628	81,980	1,362		17,305	66,037	83,342	(19,755)
Business Park Dr	(6)	7	—	3,194	16,933	20,127	3,059		3,246	19,940	23,186	(5,277)	12/07/06	1976-1979
Rittiman Plaza		3	—	1,930	9,996	11,926	295		1,930	10,291	12,221	(2,420)	12/07/06	1977
Tejesco		3	—	1,225	6,669	7,894	1,551		1,259	8,186	9,445	(1,891)	12/07/06	1977-1980

TOTAL SAN ANTONIO MARKET		13	—	6,349	33,598	39,947	4,905		6,435	38,417	44,852	(9,588)

				Initial Cost to Company			Costs Capitalized Subsequent to Acquisition		Gross Amount Carried at 12/31/2011
Property		Number of Buildings	Encum- brances (4)	Land	Building & Improvements (1)	Total Costs			Land	Building & Improvements (1)	Total Costs (3)(5)	Accumulated Depreciation (5)	Acquisition Date	Year Built
Industry Drive North		2	9,290	5,753	16,039	21,792	111		5,753	16,150	21,903	(4,300)	07/21/05	1996
South 228th Street		1	—	3,025	13,694	16,719	395		3,025	14,089	17,114	(2,874)	07/21/05	1996
64th Avenue South		1	5,179	3,345	9,335	12,680	202		3,345	9,537	12,882	(1,780)	07/21/05	1996
South 192nd Street		1	—	1,286	3,433	4,719	60		1,286	3,493	4,779	(770)	07/21/05	1986
Southwest 27th Street		1	7,005	4,583	8,353	12,936	27		4,583	8,380	12,963	(3,332)	07/21/05	1995
South 212th Street		1	—	3,095	10,253	13,348	(385	)(2)	3,095	9,868	12,963	(2,044)	08/01/05	1996
13610 52nd St	(6)	1	—	4,018	9,571	13,589	—		4,018	9,571	13,589	(474)	12/01/10	2006
Southwest 27th Street-Alpak	(6)	1	—	4,313	4,687	9,000	—		4,313	4,687	9,000	(71)	10/14/11	2003

TOTAL SEATTLE MARKET		9	21,474	29,418	75,365	104,783	410		29,418	75,775	105,193	(15,645)
Rancho Technology Park		1	—	2,790	7,048	9,838	(653	)(2)	2,790	6,395	9,185	(1,417)	10/16/03	2002
Foothill Business Center		3	—	13,315	9,112	22,427	(628	)(2)	13,315	8,484	21,799	(2,235)	12/09/04	2000
East Slauson Avenue		3	9,432	5,499	14,775	20,274	3,098		5,499	17,873	$23,372	(5,786)	07/21/05	1962-1976
Airport Circle		1	—	3,098	8,368	11,466	1,199		3,098	9,567	$12,665	(1,978)	07/21/05	1992
Cota Street		1	—	2,802	7,624	10,426	66		2,802	7,690	$10,492	(1,822)	07/21/05	1987
Twin Oaks Valley Road		2	—	1,815	7,855	9,670	(17	)(2)	1,815	7,838	$9,653	(1,583)	07/21/05	1978-1988
Meyer Canyon		1	—	5,314	9,929	15,243	1,823		5,608	11,458	$17,066	(2,091)	06/30/06	2001
Mira Loma		1	—	7,919	6,668	14,587	—		7,919	6,669	14,588	(711)	12/23/08	1997
Sycamore Canyon	(6)	2	—	6,356	36,088	42,444	1,346		6,356	37,435	$43,791	(3,985)	09/09/09	2007
Colombard Ct		1	2,030	1,264	3,237	4,501	(1	)(2)	1,264	3,236	4,500	(455)	07/29/10	1990
E Airport Drive		1	—	905	2,744	3,649	—		905	2,744	3,649	(261)	12/23/10	1990
Truck Courts	(6)	3	—	26,392	17,267	43,659	—		26,392	17,267	43,659	(846)	12/29/10	1971-1988
Haven A		1	8,845	5,783	19,578	25,361	2		5,783	19,580	25,363	(2,116)	12/31/10	2001
Haven G		1	—	479	1,131	1,610	3		479	1,134	1,613	(115)	12/31/10	2003
6th and Rochester		1	3,630	3,111	6,428	9,539	(328	)(2)	3,088	6,123	$9,211	(452)	01/04/11	2001
Palmyrita		2	—	3,355	8,665	12,020	33		3,355	8,698	$12,053	(949)	01/11/11	2006
Central Avenue		1	—	3,898	4,642	8,540	1,650		3,898	6,292	$10,190	(161)	01/27/11	2011
Byron Road		1	—	2,042	2,715	4,757	754		2,042	3,469	$5,511	(210)	04/15/11	1972

			Initial Cost to Company			Costs Capitalized Subsequent to Acquisition	Gross Amount Carried at 12/31/2011
Property	Number of Buildings	Encum- brances (4)	Land	Building & Improvements (1)	Total Costs		Land	Building & Improvements (1)	Total Costs (3)(5)	Accumulated Depreciation (5)	Acquisition Date	Year Built
Desoto Place	1	3,407	2,255	4,339	6,594	3	2,255	4,342	$6,597	(194)	07/01/11	1982

TOTAL SOUTHERN CALIFORNIA MARKET	28	27,344	98,392	178,213	276,605	8,350	98,663	186,294	$284,957	(27,367)

SUB TOTAL CONSOLIDATED OPERATING PROPERTIES	408	311,281	598,621	2,375,525	2,974,146	126,024	603,340	2,496,832	$3,100,172	(589,127)
South Lombard Road (9)	1	—					1,216	3,068	4,284	(187)

Properties under redevelopment	1	—					1,216	3,068	4,284	(187)
Proterra	—	—					—	38	38	—

Properties under development	—	—					2,694	6,869	9,563	—
DCT Port Union Building 1	—	—					1,965	1,532	3,497	—
DCT Port Union Building 3	—	—					1,310	2,068	3,378	—
8th & Vineyard Land	—	—					4,719	798	5,517	—
Pan America Land	—	—					3,211	445	3,656	—
Pan America Land Phase II	—	—					3,269	102	3,371	—
Slover Land	—	—					13,789	570	14,359	—
Dulles Land	—	—					2,355	—	2,355	—
ADC North Phase II Development	—	—					1,273	1,169	2,442	—
Stonefield Industrial Park-Lnd	—	—					4,959	3	4,962	—
Boone Industrial Park -Land	—	—					861	13	874	—
Airtex lnad	—	—					2,591	42	2,633	—

Properties in pre-development including land held	—	—					40,302	6,742	47,044	—

GRAND TOTAL CONSOLIDATED	409	$311,281					647,552	2,513,510	3,161,063	(589,314)

(1)	Included in Building & Improvements are intangible lease assets.

(2)	Generally these reductions in basis include one or more of the following: i) payments received under master lease agreements and pursuant to GAAP, rental and expense recovery payments under master lease agreements are reflected as a reduction of the basis of the underlying property rather than revenues; ii) writeoffs of fixed asset balances due to early lease terminations by contracted customers; iii) writeoffs of fully amortized lease related intangible assets and improvements; iv) writeoffs of fully amortized tenant leasing costs; and v) other miscellaneous basis adjustments.

(3)	As of December 31, 2011, the aggregate cost for federal income tax purposes of investments in real estate was approximately $2.9 billion.

(4)
Reconciliation of total debt to consolidated balance sheet caption as of December 31, 2011:

Total per Schedule III	$311,281
Unencumbered Mortgage Notes	3,911
Premiums, net of amortization	2,591

Total mortgage notes	$317,783

(5)
A summary of activity for real estate and accumulated depreciation for the year ended December 31, 2011 is as follows:

Investments in properties:
Balance at beginning of year	$3,037,436
Acquisition of properties	226,035
Improvements, including development properties	67,941
Divestiture of properties	(119,889)
Improvements, Intangibles, Tenant Leasing Costs write offs	(42,149)
Impairments	(8,207)
Other adjustments	(104)

Balance at end of year	$3,161,063

Accumulated depreciation:
Balance at beginning of year	$(528,705)
Depreciation and amortization expense, including discontinued operations	(128,660)
Divestiture of properties	25,902
Improvements, Intangibles, Tenant Leasing Costs write offs	42,149

Balance at end of year	$(589,314)

(6)	Occasionally our leases contain certain provisions giving the tenant rights to purchase the property, which can take the form of a fixed price purchase option, a fair market value option, a right of first refusal option or a right of first offer option. These buildings, or a building included in the business park are subject to such an agreement.